UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           11/14/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               74
                                                  -----------------------

Form 13F Information Table Value Total:            141369   (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

COLUMN 1                      	COLUMN 2   COLUMN 3    	COLUMN 4     	COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8
                                TITLE OF               	VALUE     	SHRS OR SH/ PUT/ INVESTMENT  OTHER   	VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      	(X$1000)     	PRN AMT PRN CALL DISCRETION  MANAGERS  	SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc			COM	008916108	207	 3 	SHR		SOLE				3
ALPS ETF TR		ALERIAN MLP	00162Q866	2766	 181 	SHR		SOLE				181
Altria Group Inc		COM	02209S103	5319	 198 	SHR		SOLE				198
AmeriGas Partners L P	UNIT L P INT	030975106	9646	 219 	SHR		SOLE				219
AT&T Inc			COM	00206R102	2223	 78 	SHR		SOLE				78
BlackRock MuniYield PA QLTY	COM	09255G107	967	 67 	SHR		SOLE				67
Buckeye Partners L P	UNIT LTD PARTN	118230101	756	 12 	SHR		SOLE				12
CALAMOS CONV & HIGH INCOME F	COM SHS	12811P108	1693	 153 	SHR		SOLE				153
CALAMOS CONV OPP AND INC FD	SHBENINT128117108	184	 16 	SHR		SOLE				16
CALAMOS STRATEGIC TOTL RETNCOMSHBENINT	128125101	5050	 634 	SHR		SOLE				634
Caterpillar Inc DEL		COM	149123101	226	 3 	SHR		SOLE				3
Chevron Corp			COM	166764100	403	 4 	SHR		SOLE				4
Coca Cola Co			COM	191216100	619	 9 	SHR		SOLE				9
Cullen Frost Bankers Inc	COM	229899109	232	 5 	SHR		SOLE				5
DCP Midstream Partners LP	COM 	23311P100	2023	 51 	SHR		SOLE				51
EATON VANCE ENH EQTY INC FD	COM	278277108	1579	 160 	SHR		SOLE				160
Enbridge Energy Management L	SHSUNITS29250X103	5246	 191 	SHR		SOLE				191
Enterprise Prods Partners L	COM	293792107	4003	 100 	SHR		SOLE				100
Exxon Mobil Corp		COM	30231G102	1174	 16 	SHR		SOLE				16
Fiduciary Claymore MLP Opp F	COM	31647Q106	1519	 79 	SHR		SOLE				79
FINANCIAL INSTNS INC		COM	317585404	657	 46 	SHR		SOLE				46
Select Sector SPdr Tr	SBI INT-FINL	81369Y605	387	 33 	SHR		SOLE				33
General Electric Co		COM	369604103	1071	 70 	SHR		SOLE				70
Genuine Parts Co		COM	372460105	238	 5 	SHR		SOLE				5
Intel Corp			COM	458140100	1239	 58 	SHR		SOLE				58
International Business Machs	COM	459200101	2524	 14 	SHR		SOLE				14
Illinois Tool Works Inc		COM	452308109	205	 5 	SHR		SOLE				5
iShares DowJonesUS RegionalBanksDJREgBK	464288778	470	 26 	SHR		SOLE				26
ISHARES TR		RUSSELL1000GRW	464287614	4552	 87 	SHR		SOLE				87
ISHARES TR		RUSSELL1000VAL	464287598	2805	 50 	SHR		SOLE				50
ISHARES TR		RUSSELL 2000	464287655	1524	 24 	SHR		SOLE				24
ISHARES TR		RUSL 2000 GROW	464287648	395	 5 	SHR		SOLE				5
ISHARES TR		RUSSELL MIDCAP	464287499	925	 10 	SHR		SOLE				10
ISHARES TR		RUSSELL MCP GR	464287481	310	 6 	SHR		SOLE				6
ISHARES TR		RUSSELL MCP VL	464287473	226	 6 	SHR		SOLE				6
ISHARES TR		S&P 500 INDEX	464287200	95	 1 	SHR		SOLE				1
JPMorgan Chase & Co		COM	46625H100	326	 11 	SHR		SOLE				11
Johnson & Johnson		COM	478160104	1182	 19 	SHR		SOLE				19
SPDR Series Trust	KBW REGN BK ETF	78464A698	694	 36 	SHR		SOLE				36
Kinder Morgan Management LLC	SHS 	49455U100	27752	 473 	SHR		SOLE				473
Lilly Eli & Co			COM	532457108	298	 8 	SHR		SOLE				8
M & T Bank			COM	55261F104	597	 9 	SHR		SOLE				9
Magellan Midstream Prtners LP	COMUNTLP559080106	966	 16 	SHR		SOLE				16
Market Vectors ETF TR	AGRIBUS ETF	57060U605	273	 6 	SHR		SOLE				6
Market Vectors ETF TR	GOLD MINER ETF	57060U100	217	 4 	SHR		SOLE				4
MarkWest Energy Partners LP	UNTLTPTN570759100	7807	 170 	SHR		SOLE				170
SELECT SECTOR SPDR TR		SBI MAT81369Y100	356	 12 	SHR		SOLE				12
McDonalds Corp			COM	580135101	3471	 40 	SHR		SOLE				40
Mercury Genl Corp NEW		COM	589400100	1336	 35 	SHR		SOLE				35
Microsoft Corp			COM	594918104	266	 11 	SHR		SOLE				11
National Retail Properties I	COM	637417106	315	 12 	SHR		SOLE				12
NFJ Divid Int & Prem Strtgy	COM SHS	65337H109	433	 29 	SHR		SOLE				29
Nustar Energy LP	UNIT COM	67058H102	2199	 42 	SHR		SOLE				42
Paychex Inc			COM	704326107	904	 34 	SHR		SOLE				34
Pepsico Inc			COM	713448108	1353	 22 	SHR		SOLE				22
Phillip Morris Intl Inc		COM	718172109	534	 9 	SHR		SOLE				9
PIMCO ETF TR			COM SHS	722014107	718	 63 	SHR		SOLE				63
PIMCO Income Opportunity Fd	COM	72202B100	692	 28 	SHR		SOLE				28
Plains All Amer Pipeline LUNIT LP	726503105	253	 4 	SHR		SOLE				4
POWERSHARES ETF TR II	BUILDAMR	73937B407	1303	 45 	SHR		SOLE				45
POWERSHARES GLOBAL ETF TRUST	AGGPFD	3936T565	588	 132 	SHR		SOLE				132
Procter & Gamble Co		COM	742718109	969	 15 	SHR		SOLE				15
PROSHARES TR	PSHS ULSHT 7-10Y	74347R313	916	 29 	SHR		SOLE				29
SPDR SERIES TRUST	GOLD SHS	78463V107	329	 2 	SHR		SOLE				2
SPDR SERIES TRUST	S&P DIVID ETF	78464A763	6913	 142 	SHR		SOLE				142
Southern Co			COM	842587107	1333	 31 	SHR		SOLE				31
Susquehanna Bancshares Inc P	COM	869099101	262	 48 	SHR		SOLE				48
Toronto Dominion BK ONT		COM NEW	891160509	302	 4 	SHR		SOLE				4
UNIVERSAL HEALTH RLTY INCM T	SHBENINT91359E105	3031	 90 	SHR		SOLE				90
VANGUARD INTL EQUITY INDEX F	EMRMKTETF922042858	3179	 89 	SHR		SOLE				89
VANGUARD WORLD FDS	ENERGY ETF	92204A306	760	 9 	SHR		SOLE				9
VANGUARD INDEX FDS	REIT ETF	922908553	1432	 28 	SHR		SOLE				28
Verizon Communications Inc	COM	92343V104	3285	 89 	SHR		SOLE				89
Wells Fargo & Co New		COM	949746101	367	 15 	SHR		SOLE				15




TOTAL                                                 $141369(x1000)

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